EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EQUITY
EQUITY

NOTE 5 - EQUITY

Preferred shares

The Company has authorized 69,445 shares of preferred stock with a par value of $0.001 per share.

As of March 31, 2025, and December 31, 2024, there were no shares of preferred stock issued or outstanding.

Common Shares

The Company has authorized 8,333,333 shares of Common Stock with a par value of $0.001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

As of March 31, 2025, and December 31, 2024, there were  and 567,582 shares of Common Stock issued and outstanding, respectively.

Warrants

A summary of activity of the warrants during the three months ended March 31, 2025, is as follows:

		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2024	23,315	$67.50	0.79
Granted	-	-	-
Expired	-	-	-
Exercised	-	-	-
Outstanding, March 31, 2025	23,315	$67.50	0.54

The intrinsic value of the warrants as of March 31, 2025, is $0. All of the outstanding warrants are exercisable as of March 31, 2025.

2018 Equity Incentive Plan, as amended

On February 28, 2025, the number of shares available under the Company’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”) was increased by 80,693 shares of Common Stock.

As of March 31, 2025, the 2018 Plan permits the Company to issue up to an aggregate of 335,564 shares of Common Stock of which 206,588 shares are available to be issued.

The following is a summary of stock option activity during the three months ended March 31, 2025:

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)
Outstanding, December 31, 2024	128,976	$11.02	7.76
Granted	-	-	-
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, March 31, 2025	128,976	$11.02	7.51

Exercisable options, March 31, 2025	42,568	$14.96	7.35

Valuation

The Company utilizes the Black-Scholes model to value its stock options.

During the three months ended March 31, 2024, the Company granted 40,675 options, valued at $299 of which 17,169 options, valued at $129, were for related parties. As of March 31, 2025, $820 remains unamortized, of which $543 is for related parties. The intrinsic value of options outstanding as of March 31, 2025, and December 31, 2024, is $0.

NOTE 5 - EQUITY

Preferred shares

The Company has authorized 69,445 shares of preferred stock with a par value of $0.001 per share.

As of December 31, 2024, and 2023, there were no shares of preferred stock issued or outstanding.

Common Shares

The Company has authorized 8,333,333 shares of Common Stock with a par value of $0.001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the years ended December 31, 2024, and 2023, in accordance with the Equity Line, the Company issued 15,348 and 55,549, shares of the Company’s Common Stock with aggregate proceeds to the Company of $112 and $567, respectively. As of December 31, 2024, and 2023, there were 567,582 and 531,650 shares of Common Stock issued and outstanding, respectively.

Warrants

A summary of activity of the warrants during the years ended December 31, 2024, and 2023, is as follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	45,025	$385.32	2.05
Granted	-	-	-
Expired	(4,583)	1,188.60	-
Exercised	-	-	-
Outstanding, December 31, 2023	40,442	$294.29	1.10
Granted	-	-	-
Expired	(17,127)	255.38	-
Exercised	-	-	-
Outstanding, December 31, 2024	23,315	$67.50	0.79

The intrinsic value of the warrants as of December 31, 2024, is $0. All of the outstanding warrants are exercisable as of December 31, 2024.

2018 Equity Incentive Plan, as amended

On January 1, 2024, the number of shares available under the Company’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”) was increased by 79,724 shares of Common Stock.

As of December 31, 2024, the 2018 Plan permits the Company to issue up to an aggregate of 254,871 shares of Common Stock of which 125,895 shares are available to be issued.

Options granted during the year ended December 31, 2024

In January 2024, the Company granted options to an officer of the Company to purchase an aggregate of 15,334 shares of the Company’s Common Stock with an exercise price of $8.94 and vesting as follows: twenty-five (25%) of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is January 5, 2024.

On March 5, 2024, the Company granted options to certain employees, officers and consultants to purchase a total of 25,341 shares of the Company’s common stock with an exercise price of $8.94 and vesting as follows: twenty-five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is March 5, 2024.

On December 20, 2024, the Company granted options to directors to purchase a total of 1,752 shares of the Company’s common stock with an exercise price of $5.6856 and one hundred percent (100%) of the shares subject to the option shall vest on the earlier of (i) the one (1) year anniversary of the vesting commencement date, or (ii) the day prior to the date of the annual meeting of the Issuer's stockholders next following the vesting commencement date. The vesting commencement date is December 20, 2024.

Options granted during the year ended December 31, 2023

On January 1, 2023, the 2018 Plan was increased to permit the issuance of an additional 71,393 shares of common stock, which increased the number of shares available for issuance pursuant to the 2018 Plan to a new total of 175,147 shares.

On February 1, 2023, the Company granted an option to the Company’s president to purchase a total of 14,167 shares of the Company’s common stock with an exercise price of $18.90 and vesting as follows: 25% of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and 1/48th of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted options to certain employees and consultants to purchase a total of 15,001 shares of the Company’s common stock with an exercise price of $18.90 and vesting as follows: twenty-five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted options to certain employees and consultants to purchase a total of 3,293 shares of the Company’s common stock with an exercise price of $18.90 and vesting as follows: one hundred percent (100%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On February 2, 2023, the Company granted options to an employee to purchase a total of 125 shares of the Company’s common stock with an exercise price of $18.90 and vesting as follows: 50% of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one twenty-fourth (1/24th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is February 1, 2023.

On June 30, 2023, the Company granted options to certain directors of the Company to purchase a total of 672 shares of the Company’s common stock with an exercise price of $11.94, all of which shall vest on the one (1) year anniversary of the vesting commencement date. The vesting commencement date is June 30, 2023.

On August 4, 2023, the Company granted options to certain directors of the Company to purchase a total of 1,086 shares of the Company’s common stock with an exercise price of $12.06, all of which shall vest on the one (1) year anniversary of the vesting commencement date. The vesting commencement date is June 30, 2023.

The following is a summary of stock option activity during the years ended December 31, 2024, and 2023:

	Options Outstanding		Weighted Average
	Number of Options	Weighted Average Exercise Price(1)	Remaining life (years)

Outstanding, December 31, 2022	52,205	$144.90	8.41
Granted	34,344	18.55	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2023	86,549	$94.76	8.07
Granted	42,427	8.73	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	128,976	$11.02	7.76

Exercisable options, December 31, 2024	1,850	$125.02	6.49

(1)

During February 2024, 81,372 options were repriced to $9.30 and had their vesting schedules modified.  As per Accounting Standards Update 2021-07 Compensation – Stock Compensation (Topic 718) the changes were treated as modifications to the options and the incremental fair value was calculated resulting in $210 in additional expense to amortize over the updated vesting schedule of 1/3rd of the shares subject to the options will vest on the first anniversary and 1/36th of the shares subject to the option will vest each month thereafter.  The amendment date was February 28, 2024.

Valuation

The Company utilizes the Black-Scholes model to value its stock options. The Company utilized the following assumptions:

	Year ended	Year Ended
	December 31,	December 31,
	2024	2023
Expected term	3.08 - 6.08 years	5.50 - 6.25 years
Expected average volatility	87 - 110%	110 - 150%
Expected dividend yield	-	-
Risk-free interest rate	4.02 - 4.44%	3.43 - 4.15%

During the year ended December 31, 2024, the Company granted 42,427 options, valued at $307 of which 18,921 valued at $137 were for related parties. During the year ended December 31, 2023, the Company granted 34,344 options, valued at $586, of which 16,593 valued at $427 were for related parties. During the year ended December 31, 2024, and 2023, the Company recognized stock-based compensation expense of $818 and $1,020, respectively, of which $475 and $890 was for related parties, respectively, and as of December 31, 2024, $1,013 remains unamortized, of which $652 is for related parties. The intrinsic value of options outstanding as of December 31, 2024, and 2023 is $0.